RELATED PARTY DISCLOSURES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Related party transactions	$ 2,335,067	$ 2,097,242	$ 1,706,496
Directors and Officers
Disclosure of transactions between related parties [line items]
Related party transactions	1,536,167	1,685,242	1,265,152
LinxPartners Ltd.
Disclosure of transactions between related parties [line items]
Related party transactions	740,000	371,000	401,044
MakevCo Consulting Inc.
Disclosure of transactions between related parties [line items]
Related party transactions	32,800	21,400	21,200
Sophir Asia Ltd.
Disclosure of transactions between related parties [line items]
Related party transactions	$ 26,100	$ 19,600	$ 19,100